INSURANCE RESERVES - Schedule of Movement In Insurance Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement In Insurance Reserve Abstract [Roll Forward]
Gross reserve, beginning of period	$ 1,339	$ 856
New business	7,180	414
Normal changes	(310)	67
Management actions and changes in assumptions	282	(24)
Total changes during the year	7,152	457
Impact of foreign exchange	6	26
Gross reserve, ending of period	8,497	1,339
Reconciliation of changes in reinsurance assets [abstract]
Reinsurance assets at beginning of period	190	197
New business	0	0
Normal changes	(20)	(9)
Management actions and changes in assumptions	(2)	(2)
Increase (decrease) in reinsurance assets	(22)	(11)
Impact of foreign exchange	1	4
Reinsurance assets	169	190
Reconciliation Of Changes In Reinsurance Assets, Net [Abstract]
Beginning of year	1,149	659
New business	7,180	414
Normal changes	(290)	76
Management actions and changes in assumptions	284	(22)
Total changes during the year	7,174	468
Impact of foreign exchange	5	22
Reinsurance Reserve, Net	$ 8,328	$ 1,149